RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTIES
Summary of remuneration of key management personnel

	2022	2021	2020
Short-term employee benefits	(74)	(46)	(38)
Share-based payment expense	(317)	(1,573)	(313)
Total key management remuneration	(391)	(1,619)	(351)

Summary of total amount of transactions that have been entered into with other related parties for the relevant financial year and outstanding balances

			Purchases	Amounts	Amounts
		Sales	from	owed	owed
		to related	related	by related	to related
		parties	parties	parties	parties
Associate of Elbrus Capital	2022	—	2	1	—
Associate of Elbrus Capital	2021	—	4	—	—
Associate of Elbrus Capital	2020	—	3	—	—